Segment and Geographic Information	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its lease fleet.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.

These operating segments were determined based on the chief operating decision makers' review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the senior executive team.

Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin, the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs. The Company adopted ASU 2023-07 in December of 2024 on a retrospective basis.
The following tables summarizes the Company's segment information and the consolidated totals reported (in thousands):

Three months ended March 31, 2025	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$381,169	$1,871	$383,040
Less:
Depreciation and amortization	128,166	194	128,360
Interest and debt expense	67,879	250	68,129
Storage and handling	10,068	—	10,068
Repair costs	2,592	—	2,592
Other operating expenses	2,159	—	2,159
Administrative expenses(1)	23,865	261	24,126
Other (income)expenses(2)	230	—	230
Leasing margin	$146,210	$1,166	$147,376
Net trading margin	—	594	594
Net gain (loss) on sale of leasing equipment	10,694	—	10,694
Transaction and other costs			—
Other costs (income)(3)			2
Income (loss) before income taxes			$158,666
Total assets	8,956,935	76,600	9,033,535
Purchases of leasing equipment and investments in finance leases(4)	$20,200	$—	$20,200

Three months ended March 31, 2024	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$369,689	$1,596	$371,285
Less:
Depreciation and amortization	135,875	206	136,081
Interest and debt expense	61,288	164	61,452
Storage and handling	17,956	—	17,956
Repair costs	2,737	—	2,737
Other operating expenses	2,054	—	2,054
Administrative expenses(1)	21,642	167	21,809
Other (income)expenses(2)	287	—	287
Leasing margin	$127,850	$1,059	$128,909
Net trading margin	—	377	377
Net gain (loss) on sale of leasing equipment	14,622	—	14,622
Transaction and other costs			(5,512)
Other costs (income)(3)			(46)
Income (loss) before income taxes			$138,350
Total assets	10,981,930	66,932	11,048,862
Purchases of leasing equipment and investments in finance leases(4)	$74,308	$—	$74,308
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts.
(3)    Other non-allocated costs (income) include unrealized gains or losses on derivative instruments and debt termination expense.
(4)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended March 31,
	2025	2024
Total leasing revenues:
Asia	$148,969	$124,025
Europe	202,067	198,900
Americas	16,218	32,802
Bermuda	1,148	1,072
Other International	14,638	14,486
Total	$383,040	$371,285

Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.

The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended March 31,
	2025	2024
Total equipment trading revenues:
Asia	$1,984	$1,990
Europe	1,536	1,933
Americas	6,750	3,857
Bermuda	—	—
Other International	1,645	2,366
Total	$11,915	$10,146